Investment contracts without discretionary participation features - Summary of Investment contracts without discretionary participation features (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of investment contracts general and separate accounts [Line Items]
Investment contracts liabilities	€ 41,839	€ 97,814
Without Discretionary Participation Features [member]
Disclosure of investment contracts general and separate accounts [Line Items]
Investment contracts liabilities	41,839	97,814
Without Discretionary Participation Features [member] | Aegon Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	12,652	12,592
Deposits	816	1,798
Withdrawals	(840)	(1,653)
Interest credited	180	354
Fund charges released	(30)	(15)
Net exchange differences	362	(1,535)
Transfer to / from other headings	461	1,113
Other movements	(2)	(2)
Ending balance	13,570	12,652
Investment Contracts For General Account Transfers to Disposal Groups	(31)	0
Investment contracts liabilities	13,570	12,652
Without Discretionary Participation Features [member] | Policyholder Risk [Member]
Disclosure of investment contracts general and separate accounts [Line Items]
Beginning balance on January 1	85,161	79,078
Deposits	4,875	15,135
Withdrawals	(4,279)	(12,788)
Investment Contracts For General Account Transfers to Disposal Groups	(59,035)	0
Interest credited	1,033	11,004
Fund charges released	(154)	(384)
Net exchange differences	1,121	(6,241)
Transfer to/from other headings	(453)	(647)
Other movements	0	4
Ending balance	28,269	85,161
Investment contracts liabilities	€ 28,269	€ 85,161